Guarantees, commitments and risks - Expected payments for liabilities, trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt and derivatives
Guarantees, commitments and risks
Financial guarantees	€ 38,604	€ 37,138
Debt and derivatives | 2025
Guarantees, commitments and risks
Financial guarantees	11,552	10,966
Debt and derivatives | 2026
Guarantees, commitments and risks
Financial guarantees	3,222	3,401
Debt and derivatives | 2027
Guarantees, commitments and risks
Financial guarantees	3,484	3,735
Debt and derivatives | 2028
Guarantees, commitments and risks
Financial guarantees	6,188	3,015
Debt and derivatives | 2029
Guarantees, commitments and risks
Financial guarantees	2,490	5,921
Debt and derivatives | 2030 and thereafter
Guarantees, commitments and risks
Financial guarantees	11,668	10,100
Long-term debt and current portion of long-term debt
Guarantees, commitments and risks
Financial liabilities	30,097	29,251
Long-term debt and current portion of long-term debt | 2025
Guarantees, commitments and risks
Financial liabilities	8,370	7,432
Long-term debt and current portion of long-term debt | 2026
Guarantees, commitments and risks
Financial liabilities	2,410	2,689
Long-term debt and current portion of long-term debt | 2027
Guarantees, commitments and risks
Financial liabilities	2,815	3,219
Long-term debt and current portion of long-term debt | 2028
Guarantees, commitments and risks
Financial liabilities	5,568	2,611
Long-term debt and current portion of long-term debt | 2029
Guarantees, commitments and risks
Financial liabilities	2,018	5,520
Long-term debt and current portion of long-term debt | 2030 and thereafter
Guarantees, commitments and risks
Financial liabilities	8,916	7,780
Long-term and current portion of long-term lease liabilities
Guarantees, commitments and risks
Financial liabilities	6,433	5,320
Long-term and current portion of long-term lease liabilities | 2025
Guarantees, commitments and risks
Financial liabilities	1,261	1,120
Long-term and current portion of long-term lease liabilities | 2026
Guarantees, commitments and risks
Financial liabilities	781	691
Long-term and current portion of long-term lease liabilities | 2027
Guarantees, commitments and risks
Financial liabilities	663	476
Long-term and current portion of long-term lease liabilities | 2028
Guarantees, commitments and risks
Financial liabilities	572	399
Long-term and current portion of long-term lease liabilities | 2029
Guarantees, commitments and risks
Financial liabilities	468	364
Long-term and current portion of long-term lease liabilities | 2030 and thereafter
Guarantees, commitments and risks
Financial liabilities	2,688	2,270
Derivatives
Guarantees, commitments and risks
Fair value of derivative instruments	2,074	2,567
Derivatives | 2025
Guarantees, commitments and risks
Fair value of derivative instruments	1,921	2,414
Derivatives | 2026
Guarantees, commitments and risks
Fair value of derivative instruments	31	21
Derivatives | 2027
Guarantees, commitments and risks
Fair value of derivative instruments	6	40
Derivatives | 2028
Guarantees, commitments and risks
Fair value of derivative instruments	48	5
Derivatives | 2029
Guarantees, commitments and risks
Fair value of derivative instruments	4	37
Derivatives | 2030 and thereafter
Guarantees, commitments and risks
Fair value of derivative instruments	64	50
Interest on finance debt and lease liabilities
Guarantees, commitments and risks
Financial liabilities	7,925	5,336
Interest on finance debt and lease liabilities | 2025
Guarantees, commitments and risks
Financial liabilities	1,216	1,007
Interest on finance debt and lease liabilities | 2026
Guarantees, commitments and risks
Financial liabilities	989	897
Interest on finance debt and lease liabilities | 2027
Guarantees, commitments and risks
Financial liabilities	909	760
Interest on finance debt and lease liabilities | 2028
Guarantees, commitments and risks
Financial liabilities	764	663
Interest on finance debt and lease liabilities | 2029
Guarantees, commitments and risks
Financial liabilities	553	537
Interest on finance debt and lease liabilities | 2030 and thereafter
Guarantees, commitments and risks
Financial liabilities	3,494	1,472
Interest on finance debt
Guarantees, commitments and risks
Financial liabilities	5,953	3,675
Interest on finance debt | 2025
Guarantees, commitments and risks
Financial liabilities	880	738
Interest on finance debt | 2026
Guarantees, commitments and risks
Financial liabilities	705	676
Interest on finance debt | 2027
Guarantees, commitments and risks
Financial liabilities	661	572
Interest on finance debt | 2028
Guarantees, commitments and risks
Financial liabilities	552	496
Interest on finance debt | 2029
Guarantees, commitments and risks
Financial liabilities	369	389
Interest on finance debt | 2030 and thereafter
Guarantees, commitments and risks
Financial liabilities	2,786	804
Interest on lease liabilities
Guarantees, commitments and risks
Financial liabilities	1,972	1,661
Interest on lease liabilities | 2025
Guarantees, commitments and risks
Financial liabilities	336	269
Interest on lease liabilities | 2026
Guarantees, commitments and risks
Financial liabilities	284	221
Interest on lease liabilities | 2027
Guarantees, commitments and risks
Financial liabilities	248	188
Interest on lease liabilities | 2028
Guarantees, commitments and risks
Financial liabilities	212	167
Interest on lease liabilities | 2029
Guarantees, commitments and risks
Financial liabilities	184	148
Interest on lease liabilities | 2030 and thereafter
Guarantees, commitments and risks
Financial liabilities	708	668
Guarantees
Guarantees, commitments and risks
Financial liabilities	1,106	1,114
Guarantees | 2025
Guarantees, commitments and risks
Financial liabilities	€ 1,106	€ 1,114